Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Industrials Portfolio	Apr. 29, 2023
VIP Industrials Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(10.42%)
Past 5 years	5.03%
Past 10 years	9.95%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1511
Average Annual Return:
Past 1 year	(8.42%)
Past 5 years	6.91%
Past 10 years	11.78%